Bank loans - Narrative (Details)					12 Months Ended
	Dec. 26, 2025 CNY (¥)	Aug. 21, 2025 CNY (¥)	May 28, 2025 CNY (¥)	Aug. 30, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Bank loans
Interest expenses					¥ 301,551	$ 43,103	¥ 108,090	¥ 65,315
Effective interest rates					3.17%	3.17%	3.35%	4.79%
Bank of China
Bank loans
Amount of loan borrowed		¥ 5,000,000
Debt instrument term		12 months
Fixed interest rate		3.35%
Effective interest rates					3.35%	3.35%
Agriculture Bank Of China
Bank loans
Amount of loan borrowed	¥ 3,500,000
Debt instrument term	12 months
Fixed interest rate	3.25%
Effective interest rates					3.25%	3.25%
Chengdu Rural Commercial Bank
Bank loans
Amount of loan borrowed			¥ 1,000,000
Debt instrument term			12 months
Fixed interest rate			3.20%
Effective interest rates					3.20%	3.20%
Bank Of China
Bank loans
Amount of loan borrowed				¥ 4,000,000
Debt instrument term				12 months
Fixed interest rate				3.35%
Effective interest rates							3.35%